Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

375 Park Avenue, 2nd Floor

New York, NY 10152

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Wells Fargo Securities LLC, Wells Fargo Bank, National Association, Goldman Sachs & Co. LLC and JP Morgan Securities LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2019-WBM (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2019.
•	The phrase “Assumed LIBOR” refers to the rate of 2.500%.
•	The following Microsoft Excel (“Excel”)file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
o	WBHT 2019-WBM Data Tape (Final).xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.

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•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Rent Roll” refers to the rent roll document.
•	The phrase “Security Agreement” refers to the signed security agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “WF UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From October 26, 2018 through January 28, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for

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purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 28, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Commercial Mortgage Pass-Through Certificates, Series 2019-WBM

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

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Commercial Mortgage Pass-Through Certificates, Series 2019-WBM Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Mortgage Loan Originator	Loan Agreement	None
2	Mortgage Loan Seller	Loan Agreement	None
3	Property Address	Appraisal Report	None
4	Property City	Appraisal Report	None
5	Property State	Appraisal Report	None
6	Property Zip Code	Appraisal Report	None
7	County	Appraisal Report	None
8	Year Built	Appraisal Report	None
9	Year Renovated	Appraisal Report	None
10	General Property Type	Appraisal Report	None
11	Specific Property Type	Appraisal Report	None
12	No. of Units	Rent Roll	None
13	Unit of Measure	Rent Roll	None
14	Occupancy %	Rent Roll	None
15	Occupancy % Source Date	Rent Roll	None
16	Loan Purpose (Acquisition, Refinance)	Closing Statement	None
17	Borrower Name	Loan Agreement	None
18	Recourse Carveout Guarantor	Guaranty Agreement	None
19	Property Manager	Property Management Agreement	None
20	Note Date	Promissory Note	None
21	First Payment Date	Loan Agreement	None
22	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
23	Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement	None
24	Mortgage Loan Spread	Loan Agreement	None
25	Certificate Administrator Fee Rate	Fee Schedule	None
26	Servicing Fee Rate	Fee Schedule	None
27	Rate Type	Loan Agreement	None
28	Mortgage Rate Index	Loan Agreement	None
29	Rounding Factor	Loan Agreement	None
30	Rounding Direction	Loan Agreement	None
31	Lookback Period	Loan Agreement	None
32	LIBOR Floor %	Loan Agreement	None
33	LIBOR Cap Strike Price %	Interest Rate Cap Agreement	None
34	LIBOR Cap Provider	Interest Rate Cap Agreement	None
35	Interest Accrual Basis	Loan Agreement	None
36	Original Principal Balance	Loan Agreement	None
37	Loan Level Cut-Off Date Balance	Loan Agreement	$1.00
38	Property Level Cut-Off Date Balance	Loan Agreement	$1.00

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Commercial Mortgage Pass-Through Certificates, Series 2019-WBM Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
39	Balloon Payment	Loan Agreement	$1.00
40	Prepayment Restriction Code	Loan Agreement	None
41	Amortization Term (Original)	Loan Agreement	None
42	Amortization Term (Remaining)	Loan Agreement	None
43	IO Period	Loan Agreement	None
44	Loan Amortization Type	Loan Agreement	None
45	ARD Loan (Y/N)	Loan Agreement	None
46	As-Is Appraisal Valuation Date	Appraisal Report	None
47	As-Is Appraised Value	Appraisal Report	None
48	UW Occupancy %	WF UW Schedule	None
49	UW Revenues	WF UW Schedule	$1.00
50	UW Expenses	WF UW Schedule	$1.00
51	UW NOI	WF UW Schedule	$1.00
52	UW FF&E	WF UW Schedule	$1.00
53	UW NCF	WF UW Schedule	$1.00
54	UW Management Fee %	WF UW Schedule	None
55	UW FF&E Reserves %	WF UW Schedule	None
56	UW Hotel ADR	WF UW Schedule	None
57	UW Hotel RevPAR	WF UW Schedule	None
58	Most Recent Period Description	WF UW Schedule	None
59	Most Recent Revenues	WF UW Schedule	$1.00
60	Most Recent Expenses	WF UW Schedule	$1.00
61	Most Recent NOI	WF UW Schedule	$1.00
62	Most Recent FF&E	WF UW Schedule	$1.00
63	Most Recent NCF	WF UW Schedule	$1.00
64	Most Recent Hotel ADR	WF UW Schedule	None
65	Most Recent Hotel RevPAR	WF UW Schedule	None
66	Second Most Recent Period Description	WF UW Schedule	None
67	Second Most Recent Revenues	WF UW Schedule	$1.00
68	Second Most Recent Expenses	WF UW Schedule	$1.00
69	Second Most Recent NOI	WF UW Schedule	$1.00
70	Second Most Recent CapEx	WF UW Schedule	$1.00
71	Second Most Recent NCF	WF UW Schedule	$1.00
72	Second Most Recent Hotel ADR	WF UW Schedule	None
73	Second Most Recent Hotel RevPAR	WF UW Schedule	None
74	Third Most Recent Period Description	WF UW Schedule	None
75	Third Most Recent Revenues	WF UW Schedule	$1.00
76	Third Most Recent Expenses	WF UW Schedule	$1.00
77	Third Most Recent NOI	WF UW Schedule	$1.00

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Commercial Mortgage Pass-Through Certificates, Series 2019-WBM Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
78	Third Most Recent CapEx	WF UW Schedule	$1.00
79	Third Most Recent NCF	WF UW Schedule	$1.00
80	Third Most Recent Hotel ADR	WF UW Schedule	None
81	Third Most Recent Hotel RevPAR	WF UW Schedule	None
82	Assumption Frequency	Loan Agreement	None
83	Assumption Fee	Loan Agreement	None
84	Loan Cross Portfolio Name	Loan Agreement	None
85	Affiliated Sponsor (Y/N)	Loan Agreement	None
86	Lien Position	Security Agreement	None
87	Title Vesting (Fee/Leasehold/Both)	Title Policy	None
88	Ground Lease Initial Expiration Date	Ground Lease	None
89	Type of Lockbox	Loan Agreement	None
90	Engineering Escrow/Deferred Maintenance	Loan Agreement	None
91	Environmental Escrow	Loan Agreement	None
92	Springing Environmental Escrow Description	Loan Agreement	None
93	Tax Escrow (Initial)	Loan Agreement	None
94	Tax Escrow (Monthly)	Loan Agreement	None
95	Springing Tax Escrow Description	Loan Agreement	None
96	Insurance Escrow (Initial)	Loan Agreement	None
97	Insurance Escrow (Monthly)	Loan Agreement	None
98	Springing Insurance Escrow Description	Loan Agreement	None
99	FF&E Reserve (Initial)	Loan Agreement	None
100	FF&E Reserve (Monthly)	Loan Agreement	None
101	Springing FF&E Reserve Description	Loan Agreement	None
102	TI/LC Reserve (Initial)	Loan Agreement	None
103	TI/LC Reserve (Monthly)	Loan Agreement	None
104	Springing TI/LC Reserve Description	Loan Agreement	None
105	Other Escrow I Reserve Description	Loan Agreement	None
106	Other Escrow I (Initial)	Loan Agreement	None
107	Other Escrow I (Monthly)	Loan Agreement	None
108	Springing Other Escrow I Reserve Description	Loan Agreement	None
109	Other Escrow II Reserve Description	Loan Agreement	None
110	Other Escrow II (Initial)	Loan Agreement	None
111	Other Escrow II (Monthly)	Loan Agreement	None
112	Springing Other Escrow II Reserve Description	Loan Agreement	None
113	Pari Passu Debt (Y/N)	Promissory Note	None
114	Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement	None
115	Existing Subordinate Secured Debt (Y/N)	Subordinate Loan Documents	None
116	Sub Sec Debt Description	Subordinate Loan Documents	None

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Commercial Mortgage Pass-Through Certificates, Series 2019-WBM Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
117	Sub Sec Debt Original Principal Balance	Subordinate Loan Documents	None
118	Sub Sec Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	None
119	Existing Mezzanine Debt (Y/N)	Subordinate Loan Documents	None
120	Mezzanine Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	None
121	Existing Unsecured Debt (Y/N)	Subordinate Loan Documents	None
122	Unsecured Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	None
123	Future Secured Debt Permitted (Y/N)	Loan Agreement	None
124	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement	None
125	Future Unsecured Debt Permitted (Y/N)	Loan Agreement	None
126	Seismic PML %	Engineering Report	None
127	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Engineering Report	None
128	Single-Tenant (Y/N)	Rent Roll	None
129	Largest Tenant Name	Rent Roll	None
130	Largest Tenant SqFt	Rent Roll	None
131	Largest Tenant Exp. Date	Rent Roll	None
132	2nd Largest Tenant Name	Rent Roll	None
133	2nd Largest Tenant SqFt	Rent Roll	None
134	2nd Largest Tenant Exp. Date	Rent Roll	None
135	3rd Largest Tenant Name	Rent Roll	None
136	3rd Largest Tenant SqFt	Rent Roll	None
137	3rd Largest Tenant Exp. Date	Rent Roll	None
138	4th Largest Tenant Name	Rent Roll	None
139	4th Largest Tenant SqFt	Rent Roll	None
140	4th Largest Tenant Exp. Date	Rent Roll	None
141	5th Largest Tenant Name	Rent Roll	None
142	5th Largest Tenant SqFt	Rent Roll	None
143	5th Largest Tenant Exp. Date	Rent Roll	None

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Commercial Mortgage Pass-Through Certificates, Series 2019-WBM Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Levels
1	Monthly Debt Service Amount	A computation from the Final Data File in which the Original Principal Balance was multiplied by the Mortgage Rate and then multiplied by the Interest Accrual Basis, and then divided by 12.	None
2	Mortgage Rate	Computation in which the Assumed LIBOR and the Mortgage Loan Spread were summed.	None
3	Cut-Off Date Balance Per Room	Computation in which the Original Principal Balance was divided by the No. of Units.	None
4	Loan Term (Original)	A computation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date and Initial Maturity Date or Anticipated Repayment Date, were counted.	None
5	Loan Term (Remaining)	A computation from the Final Data File in which the Seasoning was deducted from the Loan Term (Original).	None
6	Seasoning	A computation from the Final Data File in which the number of monthly payments occurring between the First Payment Date, through and including, the Cut-off Date, were counted.	None
7	LTV Adjusted (Y/N)	“Y”, if LTV Adjustment Amount is greater than 0, otherwise, “N”.	None
8	Cut-Off Date LTV Ratio	A computation from the Final Data File in which the Loan Level Cut-off Date Balance was divided by the As-Is Appraised Value.	None
9	LTV Ratio at Maturity or ARD	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Cut-Off Date LTV Ratio.	None
10	UW NCF DSCR	A computation from the Final Data File in which the UW NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the Loan Level Cut-off Date Balance by the Interest Accrual Basis, and then multiplying such amount by the Mortgage Rate.	None
11	Cut-Off Date UW NOI Debt Yield	A computation from the Final Data File in which the UW NOI was divided by the Loan Level Cut-off Date Balance.	None
12	Cut-Off Date UW NCF Debt Yield	A computation from the Final Data File in which the UW NCF was divided by the Loan Level Cut-off Date Balance.	None
13	UW DSCRs Adjusted (Y/N)	“Y”, if UW DSCR Adjustment Amount is greater than 0, otherwise, “N”.	None
14	UW DYs Adjusted (Y/N)	“Y”, if UW DY Adjustment Amount is greater than 0, otherwise, “N”.	None
15	Trust Component % of Pari Passu	A computation from the Final Data File in which the Loan Level Cut-Off Date Balance was divided by the Loan Level Cut-off Date Balance.	None

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Commercial Mortgage Pass-Through Certificates, Series 2019-WBM Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT C

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents or recalculated as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	Loan Number
2	Securitization Control Number
3	Property Name
4	CREFC Fee Rate
5	LTV Adjustment Amount
6	UW DSCR Adjustment Amount
7	UW DY Adjustment Amount

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